UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities

Asset-Backed Securities — 1.2%
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.63%, 3/25/35 (a)	USD	3,780	$3,721,077
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.62%, 10/25/35 (a)		1,875	1,637,147
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16		79	83,318
Series 1996-20G, 7.70%, 7/01/16		101	106,552
Series 1996-20H, 7.25%, 8/01/16		118	123,704
Series 1996-20K, 6.95%, 11/01/16		218	230,097
Series 1997-20C, 7.15%, 3/01/17		87	93,501

			5,995,396

Interest Only Asset-Backed Securities — 0.2%
Small Business Administration, Series 1, 2.00%, 4/01/15		1,212	10,606
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		3,702	288,050
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (a)		6,742	484,561

			783,217

Total Asset-Backed Securities – 1.4%			6,778,613

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.3%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18		—(c)	64
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21		627	646,949
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.46%, 10/25/35 (a)		2,698	2,387,038
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.26%, 8/25/23 (a)		48	54,690
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		1,491	1,602,100
		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations (concluded)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.67%, 8/25/34 (a)	USD	1,343	$1,339,652

			6,030,493

Commercial Mortgage-Backed Securities — 0.6%
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)		2,420	2,726,024

Interest Only Collateralized Mortgage Obligations — 0.8%
Bank of America Mortgage Securities Inc., Series 2003-3, Class 1A, 0.29%, 5/25/33 (a)		41,778	250,963
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37		809	200,595
First Boston Mortgage Securities Corp., Series C, 10.97%, 4/25/17		13	1,104
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)		3,649	72,606
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37		81,820	319,835
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (a)		10,015	111,099
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19		339	39,193
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19		306	25,527
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.10%, 3/20/35 (a)		36,571	588,567
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 5.09%, 8/25/36 (a)		20,638	2,392,697
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.03%, 5/15/29 (a)		45,106	76,419

			4,078,605

Interest Only Commercial Mortgage-Backed Securities — 0.0%
CS First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.13%, 6/20/29 (a)(b)		2,259	25,891

BLACKROCK INCOME TRUST, INC.	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Principal Only Collateralized Mortgage Obligations — 0.4%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-26, 8/25/33	USD	887	$765,506
Series 2003-J4, 6/25/33		165	138,187
Series 2003-J5, 7/25/33		293	249,868
Series 2003-J8, 9/25/23		187	168,884
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17		6	5,579
Series V, 9/01/18		7	6,597
MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 3/25/34		25	24,302
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36		663	420,652
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 4/25/24		6	5,587
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35		318	227,207

			2,012,369

Total Non-Agency Mortgage-Backed Securities – 3.1%			14,873,382

US Government Sponsored Agency Securities

Agency Obligations — 2.4%
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22		143	140,025
Merrill Projects, Series 54, 7.43%, 5/15/23		2	1,722
Reilly Projects, Series 41, 8.28%, 3/01/20		172	171,066
USGI Projects, Series 87, 7.43%, 12/01/22		59	57,966
USGI Projects, Series 99, 7.43%, 6/01/21		3,843	3,766,207
USGI Projects, Series 99, 7.43%, 10/01/23		36	35,692
USGI Projects, Series 99, 7.43%, 10/01/23		108	105,454
Resolution Funding Corp., 3.49%, 4/15/30 (d)		13,000	7,251,517

			11,529,649

		Par (000)	Value
US Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 42.0%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,468.91%, 5/25/21 (a)	USD	—(c)	$3,789
Series 1991-87, Class S, 26.10%, 8/25/21 (a)		36	55,388
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)		270	299,479
Series 2003-135, Class PB, 6.00%, 1/25/34		12,264	14,265,403
Series 2004-31, Class ZG, 7.50%, 5/25/34		3,615	4,366,932
Series 2005-73, Class DS, 17.05%, 8/25/35 (a)		2,033	2,667,020
Series 2011-99, Class CB, 4.50%, 10/25/41		43,000	50,647,206
Series 2011-117, Class CP, 4.00%, 11/25/41		14,350	15,731,454
Series 2011-142, Class PE, 3.50%, 1/25/42		15,567	16,056,984
Series G-7, Class S, 1,119.90%, 3/25/21 (a)		—(c)	2,823
Series G-17, Class S, 1,058.38%, 6/25/21 (a)		—(c)	3,067
Series G-33, Class PV, 1,078.42%, 10/25/21		—(c)	2,332
Series G-49, Class S, 1,012.05%, 12/25/21 (a)		—(c)	1,279
Freddie Mac Mortgage-Backed Securities:
Series 19, Class F, 8.50%, 3/15/20		48	51,931
Series 19, Class R, 16,195.71%, 3/15/20 (a)		5	762
Series 40, Class K, 6.50%, 8/17/24		247	282,290
Series 75, Class R, 9.50%, 1/15/21		—(c)	1
Series 75, Class RS, 35.03%, 1/15/21 (a)		—(c)	1
Series 173, Class R, 9.00%, 11/15/21		9	9
Series 173, Class RS, 9.27%, 11/15/21 (a)		—(c)	9
Series 192, Class U, 1,009.03%, 2/15/22 (a)		2	29
Series 1057, Class J, 1,008.00%, 3/15/21		56	856
Series 1160, Class F, 39.10%, 10/15/21 (a)		14	27,054
Series 2218, Class Z, 8.50%, 3/15/30		4,014	4,634,669
Series 2542, Class UC, 6.00%, 12/15/22		4,731	5,277,725

BLACKROCK INCOME TRUST, INC.	MAY 31, 2013	2

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

		Par (000)	Value
US Government Sponsored Agency Securities

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 2758, Class KV, 5.50%, 5/15/23	USD	8,403	$9,202,526
Series 2861, Class AX, 10.50%, 9/15/34 (a)		107	116,653
Series 2927, Class BZ, 5.50%, 2/15/35		3,263	3,878,300
Series 3856, Class PB, 5.00%, 5/15/41		10,000	11,555,540
Series 4016, Class BX, 4.00%, 9/15/41		15,408	16,710,106
Series T-11, Class A9, 0.19%, 1/25/28 (a)		1,728	1,819,476
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26		403	431,245
Series 2001-33, Class PB, 6.50%, 7/20/31		701	803,962
Series 2004-89, Class PE, 6.00%, 10/20/34		1,860	1,935,886
Series 2011-80, Class PB, 4.00%, 10/20/39		11,489	12,669,908
Series 2011-88, Class PY, 4.00%, 6/20/41		15,402	16,831,182
Series 2012-16, Class HJ, 4.00%, 9/20/40		10,000	10,856,320

			201,189,596

Interest Only Collateralized Mortgage Obligations — 5.4%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17		3	244
Series 89, Class 2, 8.00%, 10/01/18		4	378
Series 94, Class 2, 9.50%, 8/01/21		2	275
Series 1990-123, Class M, 1,009.50%, 10/25/20		17	265
Series 1990-136, Class S, 19.86%, 11/25/20 (a)		8,736	12,566
Series 1991-99, Class L, 930.00%, 8/25/21		77	1,100
Series 1991-139, Class PT, 648.35%, 10/25/21		167	1,715
Series 1993-199, Class SB, 7.28%, 10/25/23 (a)		380	41,361
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)		241	7,395
Series 1997-90, Class M, 6.00%, 1/25/28		3,669	540,782
Series 1999-W4, 6.50%, 12/25/28		233	48,664
		Par (000)	Value
US Government Sponsored Agency Securities

Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 2010-74, Class DI, 5.00%, 12/25/39	USD	22,687	$1,119,137
Series 2010-75, Class PI, 4.50%, 12/25/36		1,150	3,379
Series 2010-126, Class UI, 5.50%, 10/25/40		15,254	2,128,404
Series 2011-124, Class GS, 6.51%, 3/25/37 (a)		21,357	3,552,061
Series 2012-96, Class DI, 4.00%, 2/25/27		10,291	1,183,883
Series 2013-45, Class EI, 4.00%, 4/25/43		19,808	2,104,652
Series G-10, Class S, 1,083.41%, 5/25/21 (a)		—(c)	11,311
Series G-12, Class S, 1,150.07%, 5/25/21 (a)		—(c)	6,781
Series G92-5, Class H, 9.00%, 1/25/22		49	4,476
Series G92-12, Class C, 1,016.90%, 2/25/22		—(c)	2,041
Series G92-60, Class SB, 1.60%, 10/25/22 (a)		165	5,878
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—(c)	334
Series 200, Class R, 195,896.35%, 12/15/22 (a)		—(c)	956
Series 1043, Class H, 43.88%, 2/15/21 (a)		6,598	12,523
Series 1054, Class I, 859.64%, 3/15/21 (a)		—(c)	1,094
Series 1056, Class KD, 1,084.50%, 3/15/21		40	676
Series 1148, Class E, 1,167.37%, 10/15/21 (a)		119	2,618
Series 2559, 0.50%, 8/15/30 (a)		121	1,429
Series 2611, Class QI, 5.50%, 9/15/32		2,231	228,993
Series 2949, 5.50%, 3/15/35		110	499
Series 3744, Class PI, 4.00%, 6/15/39		17,466	2,749,524
Series 3745, Class IN, 4.00%, 1/15/35		36,955	2,233,038
Series 4026, 4.50%, 4/15/32		6,050	937,732
Ginnie Mae Mortgage-Backed Securities:
Series 2009-116, Class KS, 6.27%, 12/16/39 (a)		4,853	645,458
Series 2010-101, Class YT, 2.00%, 8/16/13		39,669	125,483

BLACKROCK INCOME TRUST, INC.	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

		Par (000)	Value
US Government Sponsored Agency Securities

Interest Only Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities (concluded):
Series 2011-52, Class MJ, 6.45%, 4/20/41 (a)	USD	21,238	$3,858,313
Series 2011-52, Class NS, 6.47%, 4/16/41 (a)		23,055	4,218,841

			25,794,259

Mortgage-Backed Securities — 108.6%
Fannie Mae Mortgage-Backed Securities:
3.00%, 6/15/43 (e)		12,900	12,956,438
	3.50%, 10/01/42 - 6/15/43 (e)(f)	38,707	40,106,434
4.00%, 1/01/41 - 9/01/42 (f)		39,281	41,438,379
	4.50%, 8/01/25 - 6/15/43 (e)(f)(g)	130,390	142,275,016
5.00%, 1/01/23 - 6/15/43 (e)		116,466	127,201,372
5.50%, 6/15/28 - 6/15/43 (e)(g)		52,183	57,155,187
5.97%, 8/01/16		2,985	3,370,603
6.00%, 6/15/43 (e)		65,400	71,176,996
6.50%, 12/01/37 - 10/01/39		21,276	23,724,229
7.50%, 2/01/22		—(c)	95
9.50%, 1/01/19 - 9/01/19		2	2,292
Freddie Mac Mortgage-Backed Securities:
2.55%, 10/01/34 (a)		289	297,049
2.61%, 1/01/35 (a)		192	195,473
2.73%, 11/01/17 (a)		11	11,701
5.00%, 2/01/22 - 4/01/22		518	555,677
9.00%, 9/01/20		31	33,769
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23		157	166,762
8.00%, 10/15/22 - 8/15/27		62	67,707
9.00%, 4/15/20 - 9/15/21		6	6,669

			520,741,848

Principal Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23		14	12,778
Series 228, Class 1, 6/01/23		11	10,184
Series 1991-7, Class J, 2/25/21		13	11,508
Series 1993-51, Class E, 2/25/23		45	39,351
Series 1993-70, Class A, 5/25/23		7	5,856
Series 1999-W4, Class PO, 2/25/29		123	121,479
Series 2002-13B, Class PR, 3/25/32		257	239,124
		Par (000)	Value
US Government Sponsored Agency Securities

Principal Only Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series G93-2, Class KB, 1/25/23	USD	124	$109,766
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 11/15/22		49	43,075
Series 1571, Class G, 8/15/23		322	307,150
Series 1691, Class B, 3/15/24		619	589,687
Series T-8, Class A10, 11/15/28		96	91,445

			1,581,403

Total US Government Sponsored Agency Securities – 158.7%			760,836,755

US Treasury Obligations

US Treasury Notes:
0.63%, 9/30/17		7,945	7,851,892
1.00%, 11/30/19		2,965	2,886,475
1.63%, 11/15/22		780	748,739
1.75%, 5/15/23		1,625	1,565,587

Total US Treasury Obligations – 2.8%			13,052,693

Total Long-Term Investments (Cost – $795,222,350) – 166.0%			795,541,443

Short-Term Securities

Borrowed Bond Agreements — 0.2%
Credit Suisse Group, AG, 0.02%, Open (Purchased on 2/4/13 to be repurchased at $847,102, collateralized by US Treasury Bonds, 2.75%, par and fair value of USD 917,000 and $820,858, respectively)		847	847,079

		Shares
Money Market Funds — 7.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (h)(i)		34,493,794	34,493,794

BLACKROCK INCOME TRUST, INC.	MAY 31, 2013	4

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Short-Term Securities	Value

Total Short-Term Securities (Cost – $35,340,873) – 7.4%				$35,340,873

Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost – $830,563,223*) – 173.4%				830,882,316

			Par (000)	Value
Borrowed Bonds

US Treasury Bond, 2.75%, 11/15/42		USD	917	$(820,858)

Total Borrowed Bonds (Proceeds – $842,347) – (0.2)%				(820,858)

			Par (000)	Value
TBA Sale Commitments (e)

Fannie Mae Mortgage-Backed Securities:
	4.50%, 6/15/28 - 6/15/43	USD	12,400	$(13,228,461)
	5.00%, 6/15/28 - 6/15/43		39,300	(42,373,771)
	6.00%, 6/15/43		43,600	(47,449,060)

Total TBA Sale Commitments (Proceeds – $103,202,512) – (21.5)%				(103,051,292)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments– 151.7%				727,010,166
Liabilities in Excess of Other Assets – (51.7)%				(247,660,741)

Net Assets – 100.0%				$479,349,425

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost				$830,615,029

Gross unrealized appreciation				$31,038,849
Gross unrealized depreciation				(30,771,562)

Net unrealized appreciation				$267,287

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Amount is less than $500.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of May 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Citigroup Global Market, Inc	$2,008,750	$(64,688)
Credit Suisse Securities (USA) LLC	$(14,549,075)	$14,523
Deutsche Bank Securities, Inc.	$1,458,758	$(492,035)
Goldman Sachs & Co.	$12,990,992	$(3,633)
JP Morgan Securities, Inc.	$25,756,186	$(15,157)
Morgan Stanley Co., Inc	$10,562,180	$(260,578)

(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(g)	All or a portion of security has been pledged as collateral in connection with swaps.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity		Shares Held at May 31, 2013		Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	2,187,808	32,305,986		34,493,794		$5,450	$ 94

(i)	Represents the current yield as of report date.
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]		Face Value	Face Value Including Accrued Interest

Credit Suisse Securities (USA) LLC	0.23%	10/23/12	Open	$10,815,215	$10,828,486
Credit Suisse Securities (USA) LLC	0.15%	1/28/13	Open	19,590,818	19,600,940
Credit Suisse Securities (USA) LLC	0.15%	1/28/13	Open	22,922,685	22,934,528
BNP Paribas Securities Corp.	0.00%	2/08/13	Open	2,916,819	2,916,819
HSBC Securities (USA), Inc.	0.23%	5/09/13	6/13/13	147,733,000	147,750,933
Deutsche Bank AG	0.10%	5/31/13	Open	7,885,413	7,885,435

Total				$211,863,950		$211,917,141

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.
•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)

43	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	10,719,900	$27,206
37	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	9,220,863	22,239
(85)	2-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	18,711,953	24,155
(288)	5-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	35,255,250	186,441
(196)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	25,326,875	55,837
(2)	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	498,175	246
(27)	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	6,721,650	1,919
(41)	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	10,200,800	(10,272)
(41)	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	10,193,113	(9,515)
(41)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	10,183,888	(8,221)
(41)	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	10,172,613	(2,759)
(12)	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	2,973,450	8,227
(12)	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	2,968,950	9,777
(12)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	2,963,850	11,227
(12)	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	2,958,450	12,652
(621)	Long US Treasury Bond	Chicago Board of Trade	September 2013	USD	86,959,406	1,165,403
(152)	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2013	USD	23,123,000	68,638

Total						$1,563,200

BLACKROCK INCOME TRUST, INC.	MAY 31, 2013	6

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•		Interest rate swaps outstanding as of May 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

4.88% [1]	3-month LIBOR	UBS AG	3/21/15	USD	25,000	$1,981,917
4.87% [1]	3-month LIBOR	Goldman Sachs Group, Inc.	1/25/16	USD	5,500	615,703
2.81% [1]	3-month LIBOR	Citigroup, Inc.	2/06/16	USD	20,000	1,169,834
5.72% [1]	3-month LIBOR	JPMorgan Chase & Co.	7/14/16	USD	5,400	834,151
4.31% [2]	3-month LIBOR	Deutsche Bank AG	10/01/18	USD	60,000	(9,265,584)
3.43% [1]	3-month LIBOR	JPMorgan Chase & Co.	3/28/21	USD	6,000	875,385
5.41% [1]	3-month LIBOR	JPMorgan Chase & Co.	8/15/22	USD	9,565	2,618,085

Total						$(1,170,509)

[1]	Trust pays the floating rate and receives the fixed rate.
[2]	Trust pays the fixed rate and receives the floating rate.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
LIBOR		London Interbank Offered Rate
TBA		To Be Announced
USD		US Dollar
•		For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$5,995,396	$783,217	$6,778,613
Non-Agency Mortgage-Backed Securities	—	11,780,955	3,092,427	14,873,382
US Government Sponsored Agency Securities	—	754,452,233	6,384,522	760,836,755
US Treasury Obligations	—	13,052,693	—	13,052,693
Short-Term Securities
Borrowed Bond Agreements	—	847,079	—	847,079
Money Market Funds	$34,493,794	—	—	34,493,794
Liabilities:
Investments:
Borrowed Bonds	—	(820,858)	—	(820,858)
TBA Sale Commitments	—	(103,051,292)	—	(103,051,292)
Total	$34,493,794	$682,256,206	$10,260,166	$727,010,166

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$1,593,967	$8,095,075	—	$9,689,042
Liabilities:
Interest rate contracts	(30,767)	(9,265,584)	—	(9,296,351)
Total	$1,563,200	$(1,170,509)	—	$392,691

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$3,087,000	—	—	$3,087,000
Cash pledged as collateral for swaps	3,900,000	—	—	3,900,000
Liabilities:
Cash received as collateral for swaps	—	$(6,130,000)	—	(6,130,000)
Reverse repurchase agreements	—	(211,863,950)	—	(211,863,950)
Total	$6,987,000	$(217,993,950)	—	$(211,006,950)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

Certain of the Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2013	8

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2012	$917,196	$4,067,898	$4,622,964	$9,608,058
Transfers into Level 3[1]	—	—	—	—
Transfers out of Level 3[1]	—	(452,944)	—	(452,944)
Accrued discounts/premiums	(407,478)	—	(54,077)	(461,555)
Net realized gain (loss)	—	—	(12,007)	(12,007)
Net change in unrealized appreciation/depreciation[2]	273,499	(522,527)	(11,687)	(260,715)
Purchases	—	—	2,189,702	2,189,702
Sales	—	—	(350,373)	(350,373)
Closing Balance, as of May 31, 2013	$783,217	$3,092,427	$6,384,522	$10,260,166

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $(260,713).

BLACKROCK INCOME TRUST, INC.	MAY 31, 2013	9

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Trust, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Trust, Inc.

Date: July 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Income Trust, Inc.

Date: July 25, 2013